Supplemental disclosure of cash flow information (Schedule of supplemental disclosure of cash flow information) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental disclosure of cash flow information
Accounts receivable	$ (985,015)	$ (12,372,139)
Costs and profits in excess of billings on uncompleted contracts	3,871,413	(3,849,077)
Inventory	(988,821)	(839,352)
Investment tax credits receivable	(19,891)	1,015,862
Royalties receivable	(30,842)	(65,845)
Deposits	2,277,136	145,379
Contract assets	(562,809)	0
Prepaid expenses	(53,942)	39,111
Accounts payable and accrued liabilities	346,003	1,953,208
Billings in excess of costs and profits on uncompleted contracts	270,762	1,485,969
Income taxes	267,414	(99,072)
Net change in balances related to operations	$ 4,391,408	$ (12,585,956)